ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited)

Shares		June 30, 2020 Fair Value
	Investments in Securities – 118.66%
	Common Stocks – 114.29%
	Argentina – 3.69%
	E-Commerce / Services – 3.69%
279,861	MercadoLibre Inc *	$275,878,578

	Total Argentina (cost $165,974,213)	$275,878,578

	Brazil – 0.96%
	Investment Management / Advisory Services – 0.96%
1,714,934	XP Inc, Class A *	72,044,377

	Total Brazil (cost $46,777,520)	$72,044,377

	Canada – 1.99%
	Retail - Restaurants – 0.37%
503,221	Restaurant Brands International Inc	27,490,963

	Web Hosting / Design – 1.62%
127,747	Shopify Inc, Class A *	121,257,452

	Total Canada (cost $76,760,585)	$148,748,415

	China – 9.55%
	Communications Software – 0.10%
166,147	Agora Inc ADR *	7,338,713

	E-Commerce / Products – 3.61%
587,064	Alibaba Group Holding Ltd ADR * (a)	126,629,705
2,375,410	JD.com Inc ADR *	142,952,174

		269,581,879

	E-Commerce / Services – 0.30%
853,278	Trip.com Group Ltd ADR *	22,116,966

	Entertainment Software – 1.49%
1,706,533	Bilibili Inc ADR *	79,046,609
75,374	NetEase Inc ADR	32,364,088

		111,410,697

	Internet Content - Entertainment – 0.78%
662,049	JOYY Inc ADR *	58,624,439

	Internet Content - Information / Networks – 2.00%
2,329,500	Tencent Holdings Ltd	149,860,808

	Schools – 1.27%
727,789	New Oriental Education & Technology Group Inc ADR *	94,779,961

	Total China (cost $463,768,543)	$713,713,463

	France – 2.12%
	Aerospace / Defense - Equipment – 1.78%
918,022	Airbus SE	65,493,974
678,276	Safran SA	67,968,304

		133,462,278

	Entertainment Software – 0.34%
307,577	UBISOFT Entertainment SA *	25,356,405

	Total France (cost $203,758,075)	$158,818,683

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2020 Fair Value
	Common Stocks (continued)
	Germany – 2.13%
	Aerospace / Defense – 0.80%
345,985	MTU Aero Engines AG	$59,901,619

	Athletic Footwear – 1.03%
291,093	adidas AG	76,373,442

	Finance - Other Services – 0.30%
124,936	Deutsche Boerse AG	22,598,837

	Total Germany (cost $166,920,397)	$158,873,898

	Hong Kong – 1.57%
	E-Commerce / Products – 1.57%
5,308,600	Meituan Dianping, Class B *	117,741,336

	Total Hong Kong (cost $43,697,980)	$117,741,336

	Japan – 4.58%
	Audio / Video Products – 1.98%
3,350,200	Panasonic Corp	29,177,809
1,739,000	Sony Corp	119,022,811

		148,200,620

	Cosmetics & Toiletries – 0.21%
246,200	Shiseido Co Ltd	15,597,877

	Finance - Other Services – 0.95%
3,068,738	Japan Exchange Group Inc	70,883,766

	Metal Products - Distribution – 0.20%
614,773	MISUMI Group Inc	15,351,517

	Web Portals / ISP – 1.24%
18,957,445	Z Holdings Corp	92,428,197

	Total Japan (cost $241,769,105)	$342,461,977

	Netherlands – 1.81%
	Semiconductor Components - Integrated Circuits – 0.32%
208,969	NXP Semiconductors NV	23,830,825

	Semiconductor Equipment – 1.49%
302,094	ASML Holding NV	111,179,655

	Total Netherlands (cost $95,187,937)	$135,010,480

	Singapore – 1.95%
	Entertainment Software – 1.95%
1,361,024	Sea Ltd ADR *	145,956,214

	Total Singapore (cost $33,410,394)	$145,956,214

	Taiwan – 0.98%
	Semiconductor Components - Integrated Circuits – 0.98%
1,286,505	Taiwan Semiconductor Manufacturing Co Ltd ADR	73,034,889

	Total Taiwan (cost $65,712,906)	$73,034,889

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2020 Fair Value
	Common Stocks (continued)
	United States – 82.96%
	Aerospace / Defense – 2.62%
203,473	Boeing Co (a)	$37,296,601
155,249	Northrop Grumman Corp	47,729,753
443,908	Raytheon Technologies Corp	27,353,611
188,683	TransDigm Group Inc (a)	83,407,320

		195,787,285

	Applications Software – 8.00%
182,465	Elastic NV *	16,825,098
960,355	Five9 Inc *	106,282,488
1,469,558	Microsoft Corp (a)	299,069,749
264,982	PCT Inc *	20,612,950
258,943	ServiceNow Inc *	104,887,452
989,762	Smartsheet Inc, Class A *	50,398,681

		598,076,418

	Building Products - Cement / Aggregate – 1.00%
158,844	Martin Marietta Materials Inc (a)	32,812,405
361,916	Vulcan Materials Co (a)	41,927,969

		74,740,374

	Coatings / Paint – 0.46%
59,193	Sherwin-Williams Co	34,204,675

	Commercial Services - Finance – 4.24%
1,106,750	Avalara Inc *	147,297,358
602,596	Global Payments Inc (a)	102,212,334
110,104	S&P Global Inc	36,277,066
358,037	TransUnion (a)	31,163,540

		316,950,298

	Commercial Services – 0.78%
112,804	Cintas Corp (a)	30,046,473
40,155	CoStar Group Inc *	28,536,954

		58,583,427

	Communications Software – 5.87%
1,538,537	RingCentral Inc, Class A *	438,498,430

	Computer Aided Design – 8.34%
361,669	Altair Engineering Inc, Class A * (a)	14,376,343
212,260	ANSYS Inc *	61,922,610
735,708	Aspen Technology Inc * (a)	76,226,706
340,259	Autodesk Inc *	81,386,550
2,040,772	Cadence Design Systems Inc * (a)	195,832,481
992,264	Synopsys Inc *	193,491,480

		623,236,170

	Computer Services – 0.22%
447,443	Parsons Corp * (a)	16,215,334

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2020 Fair Value
	Common Stocks (continued)
	United States (continued)
	Computer Software – 2.71%
67,290	Datadog Inc, Class A *	$5,850,866
1,441,844	SS&C Technologies Holdings Inc	81,435,349
526,323	Twilio Inc, Class A *	115,485,793

		202,772,008

	Computers – 3.31%
677,383	Apple Inc	247,109,318

	Data Processing / Management – 0.76%
422,057	Fidelity National Information Services Inc	56,593,623

	E-Commerce / Products – 4.36%
118,235	Amazon.com Inc * (a)	326,189,083

	Electronic Components - Semiconductors – 0.90%
98,631	Microchip Technology Inc	10,386,831
343,848	Micron Technology Inc *	17,715,049
399,384	Xilinx Inc	39,295,392

		67,397,272

	Enterprise Software / Services – 4.83%
658,300	Alteryx Inc, Class A * (a)	108,145,524
536,781	Ceridian HCM Holding Inc *	42,550,630
759,600	Coupa Software Inc *	210,439,584

		361,135,738

	Entertainment Software – 1.96%
1,304,777	Activision Blizzard Inc (a)	99,032,574
207,738	Electronic Arts Inc * (a)	27,431,803
142,724	Take-Two Interactive Software Inc *	19,919,989

		146,384,366

	Finance - Credit Card – 2.39%
305,787	MasterCard Inc, Class A (a)	90,421,216
457,916	Visa Inc, Class A (a)	88,455,634

		178,876,850

	Finance - Investment Banker / Broker – 0.51%
658,517	Tradeweb Markets Inc, Class A	38,286,178

	Finance - Other Services – 2.32%
282,369	CME Group Inc (a)	45,896,257
1,390,934	Intercontinental Exchange Inc (a)	127,409,554

		173,305,811

	Human Resources – 0.53%
270,766	Paylocity Holding Corp * (a)	39,502,052

	Internet Application Software – 2.16%
609,565	Anaplan Inc *	27,619,390
668,808	Okta Inc * (a)	133,915,426

		161,534,816

	Internet Content - Entertainment – 2.97%
978,555	Facebook Inc, Class A * (a)	222,200,484

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2020 Fair Value
	Common Stocks (continued)
	United States (continued)
	Medical - Biomedical / Genetics – 5.31%
614,091	Acceleron Pharma Inc * (a)	$58,504,450
409,117	Akero Therapeutics Inc *	10,195,196
211,567	Alnylam Pharmaceuticals Inc * (a)	31,335,188
310,164	Applied Therapeutics Inc *	11,212,429
193,066	Arcus Biosciences Inc *	4,776,453
713,275	Arena Pharmaceuticals Inc *	44,900,661
338,867	Avidity Biosciences Inc *	9,576,381
213,102	Beam Therapeutics Inc *	5,966,856
307,050	Blueprint Medicines Corp *	23,949,900
289,157	Deciphera Pharmaceuticals Inc *	17,268,456
319,034	IGM Biosciences Inc *	23,289,482
1,915,042	Immunomedics Inc *	67,869,088
800,163	Karyopharm Therapeutics Inc *	15,155,087
251,066	Magenta Therapeutics Inc *	1,885,506
193,769	Turning Point Therapeutics Inc *	12,515,540
746,652	Ultragenyx Pharmaceutical Inc * (a)	58,403,119

		396,803,792

	Medical - Drugs – 0.47%
238,499	Passage Bio Inc *	6,518,178
962,126	TG Therapeutics Inc *	18,742,214
350,386	Tricida Inc * (a)	9,628,607

		34,888,999

	REITS - Diversified – 3.37%
477,381	American Tower Corp (a)	123,422,084
182,754	Equinix Inc (a)	128,348,134

		251,770,218

	Retail - Building Products – 1.30%
720,827	Lowe’s Cos Inc	97,398,144

	Retail - Discount – 0.66%
260,406	Dollar General Corp	49,609,947

	Retail - Major Department Stores – 0.95%
1,402,797	TJX Cos Inc	70,925,416

	Retail - Restaurants – 2.98%
148,673	Chipotle Mexican Grill Inc *	156,457,518
763,333	Yum! Brands Inc (a)	66,341,271

		222,798,789

	Semiconductor Components - Integrated Circuits – 1.52%
925,092	Analog Devices Inc (a)	113,453,283

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2020 Fair Value
	Common Stocks (continued)
	United States (continued)
	Semiconductor Equipment – 5.02%
532,488	Applied Materials Inc (a)	$32,188,900
755,754	KLA Corp (a)	146,979,038
261,183	Lam Research Corp (a)	84,482,253
1,323,882	Teradyne Inc (a)	111,881,268

		375,531,459

	Therapeutics – 0.14%
205,312	Agios Pharmaceuticals Inc * (a)	10,980,083

	Total United States (cost $3,782,072,924)	$6,201,740,140

	Total Common Stock (cost $5,385,810,579)	$8,544,022,450

	Short-Term Securities – 4.37%
	United States – 4.37%
326,640,737	Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.10% (a) (b)	$326,640,737

	Total United States (cost $326,640,737)	$326,640,737

	Total Short-Term Securities (cost $326,640,737)	$326,640,737

	Total Investments in Securities (cost $5,712,451,316) - 118.66%	$8,870,663,187

	Other Liabilities in Excess of Assets - (18.66%)	$(1,395,003,925)

	Net Assets - 100.00%	$7,475,659,262

(a)	Partially or wholly held in a pledged account at the Custodian as collateral for securities sold, not yet purchased.

(b)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2020. $320,408,512 is pledged in a collateral account by the Custodian for Total Return Swap Contracts.

*	Non-income producing security.

ADR	American Depositary Receipt

REITS	Real Estate Investment Trusts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	June 30, 2020 Percentage of Net Assets (%)
Aerospace / Defense - Equipment	1.78
Aerospace / Defense	3.42
Applications Software	8.00
Athletic Footwear	1.03
Audio / Video Products	1.98
Building Products - Cement / Aggregate	1.00
Coatings / Paint	0.46
Commercial Services - Finance	4.24
Commercial Services	0.78
Communications Software	5.97
Computer Aided Design	8.34
Computer Services	0.22
Computer Software	2.71
Computers	3.31
Cosmetics & Toiletries	0.21
Data Processing / Management	0.76
E-Commerce / Products	9.54
E-Commerce / Services	3.99
Electronic Components - Semiconductors	0.90
Enterprise Software / Services	4.83
Entertainment Software	5.74
Finance - Credit Card	2.39

Investments in Securities - By Industry	June 30, 2020 Percentage of Net Assets (%)
Finance - Investment Banker / Broker	0.51
Finance - Other Services	3.57
Human Resources	0.53
Internet Application Software	2.16
Internet Content - Entertainment	3.75
Internet Content - Information / Networks	2.00
Investment Management / Advisory Services	0.96
Medical - Biomedical / Genetics	5.31
Medical - Drugs	0.47
Metal Products - Distribution	0.20
REITS - Diversified	3.37
Retail - Building Products	1.30
Retail - Discount	0.66
Retail - Major Department Stores	0.95
Retail - Restaurants	3.35
Schools	1.27
Semiconductor Components - Integrated Circuits	2.82
Semiconductor Equipment	6.51
Short-Term Securities	4.37
Therapeutics	0.14
Web Hosting / Design	1.62
Web Portals / ISP	1.24

Total Investments in Securities	118.66%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited)

Notional Amount (USD)	Contracts		June 30, 2020 Fair Value
		Purchased Options – 5.57%
		Equity Options – 5.53%
		Equity Call Options – 2.41%
		Argentina – 0.18%
		E-Commerce / Services – 0.18%
$ 39,975,000	533	MercadoLibre Inc, 9/18/2020, $750.00	$13,378,300

		Total Argentina (cost $9,772,322)	$13,378,300

		Canada – 0.07%
		Web Hosting / Design – 0.07%
16,500,000	220	Shopify Inc, Class A, 10/16/2020, $750.00	5,302,000

		Total Canada (cost $4,863,769)	$5,302,000

		United States – 2.16%
		Advertising Services – 0.47%
70,443,000	2,609	Trade Desk Inc, Class A, 7/17/2020, $270.00	35,143,230

		Aerospace / Defense – 0.00%
59,542,000	4,253	Raytheon Technologies Corp, 8/21/2020, $140.00	21,265

		Airlines – 0.03%
13,152,000	8,768	American Airlines Group Inc, 11/20/2020, $15.00	2,367,360

		Automobile - Cars / Light Trucks – 0.04%
22,624,700	32,321	Ford Motor Co, 1/15/2021, $7.00	2,068,544
63,795,000	63,795	Ford Motor Co, 1/15/2021, $10.00	956,925

			3,025,469

		Cosmetics & Toiletries – 0.13%
148,896,000	12,408	Procter & Gamble Co, 1/15/2021, $120.00	9,492,120

		Cruise Lines – 0.01%
8,772,000	4,386	Carnival Corp, 10/16/2020, $20.00	855,270

		Diversified Manufacturing Operations – 0.06%
30,152,500	43,075	General Electric Co, 12/18/2020, $7.00	4,350,575

		E-Commerce / Products – 0.40%
117,260,000	533	Amazon.com Inc, 8/21/2020, $2,200.00	30,167,800

		E-Commerce / Services – 0.00%
23,390,000	4,678	Lyft Inc, 7/17/2020, $50.00	4,678

		Electronic Components - Semiconductors – 0.08%
19,341,000	4,298	Intel Corp, 9/18/2020, $45.00	6,318,060

		Electronic Forms – 0.22%
61,320,000	1,752	Adobe Inc, 10/16/2020, $350.00	16,135,920

		Financial Services – 0.01%
116,051,400	42,982	Financial Select Sector SPDR Fund, 9/30/2020, $27.00	988,586

		Internet Content - Entertainment – 0.64%
49,552,000	2,608	Facebook Inc, Class A, 9/18/2020, $190.00	10,327,680
125,280,000	3,480	Netflix Inc, 11/20/2020, $360.00	37,740,600

			48,068,280

		Web Portals / ISP – 0.07%
25,800,000	215	Alphabet Inc, 9/18/2020, $1,200.00	4,945,000

		Total United States (cost $130,637,655)	$161,883,613

		Total Equity Call Options (cost $145,273,746)	$180,563,913

		Equity Put Options – 3.12%
		China – 0.03%
		Internet Content - Entertainment – 0.03%
9,621,000	2,138	Weibo Corp, 7/17/2020, $45.00	2,394,560

		Total China (cost $2,294,157)	$2,394,560

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional Amount (USD)	Contracts			June 30, 2020 Fair Value
		Equity Put Options (continued)
		United States – 3.09%
		Growth & Income - Large Cap – 2.46%
$ 2,497,092,000	96,042	SPDR S&P 500 ETF Trust, 10/16/2020, $260.00		$56,568,738
591,084,000	22,734	SPDR S&P 500 ETF Trust, 12/18/2020, $260.00		21,597,300
1,949,332,000	69,619	SPDR S&P 500 ETF Trust, 1/15/2021, $280.00		105,820,880

				183,986,918

		Sector Fund - Technology – 0.63%
940,717,800	47,511	Invesco QQQ Trust Series 1, 12/18/2020, $198.00		30,026,952
246,555,000	10,958	Invesco QQQ Trust Series 1, 3/19/2021, $225.00		16,765,740

				46,792,692

		Total United States (cost $535,162,230)		$230,779,610

		Total Equity Put Options (cost $537,456,387)		$233,174,170

		Total Equity Options (cost $682,730,133)		$413,738,083

		Currency Put Options – 0.04%
		United States – 0.04%
		Currency – 0.04%	Counterparty
88,309,331	88,309,331	USD / CNH, 12/18/2020, $7.35	Merrill Lynch Professional Clearing Corp	568,041
379,553,481	379,553,481	USD / CNH, 12/18/2020, $7.35	Morgan Stanley & Co., Inc.	2,441,440

		Total United States (cost $6,441,909)		$3,009,481

		Total Currency Put Options (cost $6,441,909)		$3,009,481

		Total Purchased Options (cost $689,172,042)		$416,747,564

	ADR	American Depositary Receipt
	CNH	Chinese Renminbi Yuan
	ETF	Exchange Traded Fund
	SPDR	Standard & Poor’s Depositary Receipts
	USD	United States Dollar

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

Purchased Options - By Industry	June 30, 2020 Percentage of Net Assets (%)
Advertising Services	0.47
Aerospace / Defense	0.00
Airlines	0.03
Automobile - Cars / Light Trucks	0.04
Cosmetics & Toiletries	0.13
Cruise Lines	0.01
Currency	0.04
Diversified Manufacturing Operations	0.06
E-Commerce / Products	0.40

Purchased Options - By Industry	June 30, 2020 Percentage of Net Assets (%)
E-Commerce / Services	0.18
Electronic Components - Semiconductors	0.08
Electronic Forms	0.22
Financial Services	0.01
Growth & Income - Large Cap	2.46
Internet Content - Entertainment	0.67
Sector Fund - Technology	0.63
Web Hosting / Design	0.07
Web Portals / ISP	0.07

Total Purchased Options	5.57%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		June 30, 2020 Fair Value
	Securities Sold, Not Yet Purchased – 31.34%
	Common Stocks – 31.34%
	Australia – 0.63%
	Enterprise Software / Services – 0.63%
262,535	Atlassian Corp PLC, Class A	$47,327,184

	Total Australia (proceeds $43,490,431)	$47,327,184

	Brazil – 1.02%
	Commercial Services - Finance – 0.24%
474,840	StoneCo Ltd	18,404,798

	Finance - Credit Card – 0.78%
1,642,780	Pagseguro Digital Ltd	58,055,845

	Total Brazil (proceeds $73,958,897)	$76,460,643

	Canada – 0.59%
	Commercial Banks Non-US – 0.39%
432,500	Canadian Imperial Bank of Commerce	28,814,280

	Medical - Drugs – 0.20%
923,657	Canopy Growth Corp	14,925,234

	Total Canada (proceeds $65,288,315)	$43,739,514

	China – 0.73%
	Enterprise Software / Services – 0.03%
1,085,000	Kingdee International Software Group Co Ltd	2,522,654

	Entertainment Software – 0.11%
446,930	HUYA Inc ADR	8,344,183

	Internet Content - Information / Networks – 0.32%
1,775,414	Tencent Music Entertainment Group ADR	23,897,072

	Metal - Aluminum – 0.02%
6,610,800	China Zhongwang Holdings Ltd	1,245,317

	Web Hosting / Design – 0.25%
479,369	Baozun Inc ADR	18,431,738

	Total China (proceeds $53,465,432)	$54,440,964

	France – 0.24%
	Advertising Services – 0.18%
419,742	Publicis Groupe SA	13,581,991

	REITS - Diversified – 0.06%
219,187	Klepierre SA	4,366,000

	Total France (proceeds $29,243,890)	$17,947,991

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2020 Fair Value
	Common Stocks (continued)
	Germany – 1.10%
	Automobile - Cars / Light Trucks – 1.10%
427,287	Bayerische Motoren Werke AG	$27,268,338
1,347,442	Daimler AG	54,701,101

	Total Germany (proceeds $80,717,387)	$81,969,439

	Hong Kong – 1.80%
	Commercial Banks Non-US – 0.60%
2,690,900	Hang Seng Bank Ltd	45,169,776

	Electric - Integrated – 0.34%
546,000	CLP Holdings Ltd	5,354,012
3,715,100	Power Assets Holdings Ltd	20,204,177

		25,558,189

	Gas - Distribution – 0.26%
12,586,557	Hong Kong & China Gas Co Ltd	19,487,731

	Real Estate Operations / Development – 0.26%
1,490,500	Sun Hung Kai Properties Ltd	19,029,214

	Wireless Equipment – 0.34%
15,330,400	Xiaomi Corp, Class B	25,397,536

	Total Hong Kong (proceeds $141,491,386)	$134,642,446

	Israel – 0.70%
	Computer Data Security – 0.70%
489,404	Check Point Software Technologies Ltd	52,576,672

	Total Israel (proceeds $58,154,432)	$52,576,672

	Japan – 1.19%
	Advertising Services – 0.07%
211,200	Dentsu Group Inc	5,001,770

	Electric - Integrated – 0.06%
359,200	Chubu Electric Power Co Inc	4,501,445

	Gas - Distribution – 0.23%
712,700	Tokyo Gas Co Ltd	17,043,760

	Office Automation & Equipment – 0.05%
354,800	Seiko Epson Corp	4,054,951

	Semiconductor Equipment – 0.78%
238,100	Tokyo Electron Ltd	58,352,542

	Total Japan (proceeds $84,329,610)	$88,954,468

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2020 Fair Value
	Common Stocks (continued)
	United Kingdom – 0.08%
	Diversified Banking Institutions – 0.08%
1,289,729	HSBC Holdings PLC	$6,023,933

	Total United Kingdom (proceeds $9,269,284)	$6,023,933

	United States – 23.26%
	Advertising Agencies – 0.40%
443,256	Interpublic Group of Cos Inc	7,606,273
403,125	Omnicom Group Inc	22,010,625

		29,616,898

	Advertising Services – 1.01%
185,139	Trade Desk Inc, Class A	75,259,004

	Airlines – 0.32%
1,840,166	American Airlines Group Inc	24,050,970

	Apparel Manufacturers – 0.30%
1,621,117	Hanesbrands Inc	18,302,411
303,548	Tapestry Inc	4,031,117

		22,333,528

	Automobile - Cars / Light Trucks – 0.16%
1,934,675	Ford Motor Co	11,762,824

	Commercial Services - Finance – 0.11%
564,620	H&R Block Inc	8,062,774

	Computer Data Security – 0.24%
173,604	Qualys Inc	18,058,288

	Computer Software – 0.12%
427,658	Teradata Corp	8,895,286

	Computers - Memory Devices – 0.13%
217,006	NetApp Inc	9,628,556

	Cosmetics & Toiletries – 0.84%
522,162	Procter & Gamble Co	62,434,910

	Cruise Lines – 0.08%
355,081	Carnival Corp	5,830,430

	Diversified Banking Institutions – 0.37%
882,280	Bank of America Corp	20,954,150
137,664	Morgan Stanley	6,649,171

		27,603,321

	Diversified Manufacturing Operations – 0.16%
1,766,096	General Electric Co	12,062,436

	E-Commerce / Services – 0.08%
171,400	Cargurus Inc	4,344,990
74,702	TripAdvisor Inc	1,420,085

		5,765,075

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2020 Fair Value
	Common Stocks (continued)
	United States (continued)
	Electric - Integrated – 0.15%
140,280	Duke Energy Corp	$11,206,969

	Electronic Components - Semiconductors – 3.33%
1,958,745	Texas Instruments Inc	248,701,853

	Enterprise Software / Services – 1.13%
258,568	Appian Corp	13,251,610
370,615	New Relic Inc	25,535,374
206,661	Workday Inc, Class A	38,720,005
129,284	Workiva Inc	6,915,401

		84,422,390

	Finance - Credit Card – 0.45%
1,556,581	Western Union Co	33,653,281

	Financial Services – 1.39%
4,493,330	Financial Select Sector SPDR Fund	103,975,656

	Footwear & Related Apparel – 0.07%
208,573	Wolverine World Wide Inc	4,966,123

	Health & Biotechnology – 0.92%
504,131	iShares Nasdaq Biotechnology ETF	68,909,666

	Human Resources – 0.13%
185,565	Robert Half International Inc	9,803,399

	Internet Content - Entertainment – 0.66%
108,328	Netflix Inc	49,293,573

	Internet Security – 0.10%
32,308	Palo Alto Networks Inc	7,420,178

	Investment Management / Advisory Services – 0.66%
1,046,345	Franklin Resources Inc	21,941,855
664,104	Invesco Ltd	7,145,759
128,068	T Rowe Price Group Inc	15,816,398
306,862	Waddell & Reed Financial Inc, Class A	4,759,430

		49,663,442

	Medical - Drugs – 0.18%
416,457	Pfizer Inc	13,618,144

	Motorcycle / Motor Scooter – 0.31%
960,030	Harley-Davidson Inc	22,819,913

	Private Equity – 0.17%
259,007	Apollo Global Management Inc	12,929,629

	Real Estate Management / Services – 0.09%
890,946	Realogy Holdings Corp	6,601,910

	REITS - Health Care – 0.76%
380,651	Healthpeak Properties Inc	10,490,742
482,212	Omega Healthcare Investors Inc	14,336,163
506,750	Ventas Inc	18,557,185
260,406	Welltower Inc	13,476,011

		56,860,101

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2020 Fair Value
	Common Stocks (continued)
	United States (continued)
	REITS - Office Property – 1.66%
332,285	Boston Properties Inc	$30,031,918
564,213	Brandywine Realty Trust	6,144,280
345,790	Douglas Emmett Inc	10,601,921
363,850	Hudson Pacific Properties Inc	9,154,466
223,395	Kilroy Realty Corp	13,113,287
356,398	Mack-Cali Realty Corp	5,449,325
340,743	SL Green Realty Corp	16,795,222
850,313	Vornado Realty Trust	32,490,460

		123,780,879

	REITS - Regional Malls – 0.29%
314,294	Simon Property Group Inc	21,491,424

	REITS - Shopping Centers – 0.46%
219,187	Brixmor Property Group Inc	2,809,977
188,193	Federal Realty Investment Trust	16,035,926
917,213	Kimco Realty Corp	11,777,015
57,415	Regency Centers Corp	2,634,774
130,203	Urban Edge Properties	1,545,510

		34,803,202

	REITS - Storage – 0.60%
175,685	Extra Space Storage Inc	16,228,023
150,712	Public Storage	28,920,126

		45,148,149

	Rental Auto / Equipment – 0.04%
153,431	Avis Budget Group Inc	3,512,036

	Retail - Apparel / Shoes – 0.56%
599,897	Abercrombie & Fitch Co, Class A	6,382,904
36,468	Ascena Retail Group Inc	53,243
354,437	Chico’s FAS Inc	489,123
97,671	Children’s Place Inc	3,654,849
257,099	Foot Locker Inc	7,497,007
1,839,503	Gap Inc	23,214,528
427,287	Tailored Brands Inc	400,795

		41,692,449

	Retail - Arts & Crafts – 0.06%
700,556	Michaels Cos Inc	4,952,931

	Retail - Bedding – 0.03%
188,245	Bed Bath & Beyond Inc	1,995,397

	Retail - Home Furnishings – 0.07%
212,836	La-Z-Boy Inc	5,759,342

	Retail - Major Department Stores – 0.31%
1,496,135	Nordstrom Inc	23,175,131

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2020 Fair Value
	Common Stocks (continued)
	United States (continued)
	Retail - Miscellaneous / Diversified – 0.18%
1,103,420	Sally Beauty Holdings Inc	$13,825,853

	Retail - Perfume & Cosmetics – 0.13%
47,991	Ulta Beauty Inc	9,762,329

	Retail - Regional Department Stores – 0.66%
211,359	Dillard’s Inc, Class A	5,450,949
1,490,676	Kohl’s Corp	30,961,341
1,882,019	Macy’s Inc	12,948,291

		49,360,581

	Retail - Restaurants – 0.10%
335,326	Cheesecake Factory Inc	7,685,672

	Sector Fund - Energy – 0.20%
387,854	Energy Select Sector SPDR Fund	14,680,274

	Sector Fund - Technology – 1.88%
920,585	VanEck Vectors Semiconductor ETF	140,665,388

	Telephone - Integrated – 0.17%
430,948	AT&T Inc	13,027,558

	Transport - Services – 1.04%
263,161	C.H. Robinson Worldwide Inc	20,805,509
116,909	FedEx Corp	16,392,980
362,192	United Parcel Service Inc, Class B	40,268,507

		77,466,996

	Total United States (proceeds $1,883,885,722)	$1,738,996,118

	Total Common Stocks (proceeds $2,523,294,786)	$2,343,079,372

	Total Securities Sold, Not Yet Purchased (proceeds $2,523,294,786)	$2,343,079,372

ADR	American Depositary Receipt
ETF	Exchange Traded Funds
REITS	Real Estate Investment Trusts
SPDR	Standard & Poor’s Depositary Receipts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased - By Industry	June 30, 2020 Percentage of Net Assets (%)
Advertising Agencies	0.40
Advertising Services	1.26
Airlines	0.32
Apparel Manufacturers	0.30
Automobile - Cars / Light Trucks	1.26
Commercial Banks Non-US	0.99
Commercial Services - Finance	0.35
Computer Data Security	0.94
Computer Software	0.12
Computers - Memory Devices	0.13
Cosmetics & Toiletries	0.84
Cruise Lines	0.08
Diversified Banking Institutions	0.45
Diversified Manufacturing Operations	0.16
E-Commerce / Services	0.08
Electric - Integrated	0.55
Electronic Components - Semiconductors	3.33
Enterprise Software / Services	1.79
Entertainment Software	0.11
Finance - Credit Card	1.23
Financial Services	1.39
Footwear & Related Apparel	0.07
Gas - Distribution	0.49
Health & Biotechnology	0.92
Human Resources	0.13
Internet Content - Entertainment	0.66
Internet Content - Information / Networks	0.32
Internet Security	0.10
Investment Management / Advisory Services	0.66
Medical - Drugs	0.38

Securities Sold, Not Yet Purchased - By Industry	June 30, 2020 Percentage of Net Assets (%)
Metal - Aluminum	0.02
Motorcycle / Motor Scooter	0.31
Office Automation & Equipment	0.05
Private Equity	0.17
Real Estate Management / Services	0.09
Real Estate Operations / Development	0.26
REITS - Diversified	0.06
REITS - Health Care	0.76
REITS - Office Property	1.66
REITS - Regional Malls	0.29
REITS - Shopping Centers	0.46
REITS - Storage	0.60
Rental Auto / Equipment	0.04
Retail - Apparel / Shoes	0.56
Retail - Arts & Crafts	0.06
Retail - Bedding	0.03
Retail - Home Furnishings	0.07
Retail - Major Department Stores	0.31
Retail - Miscellaneous / Diversified	0.18
Retail - Perfume & Cosmetics	0.13
Retail - Regional Department Stores	0.66
Retail - Restaurants	0.10
Sector Fund - Energy	0.20
Sector Fund - Technology	1.88
Semiconductor Equipment	0.78
Telephone - Integrated	0.17
Transport - Services	1.04
Web Hosting Design	0.25
Wireless Equipment	0.34

Total Securities Sold, Not Yet Purchased	31.34%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF WRITTEN OPTIONS (Unaudited)

Notional Amount (USD)	Contracts		June 30, 2020 Fair Value
		Written Options – 0.52%
		Equity Options – 0.52%
		Equity Call Options – 0.49%
		United States – 0.49%
		Sector Fund - Technology – 0.49%
106,354,500	4,341	iShares Expanded Tech-Software Sector ETF, 8/21/2020, $245.00	$18,319,020
18,396,000	657	iShares Expanded Tech-Software Sector ETF, 11/20/2020, $280.00	1,622,790
56,030,000	4,310	VanEck Vectors Semiconductor ETF, 8/21/2020, $130.00	10,537,950
65,760,000	4,384	VanEck Vectors Semiconductor ETF, 11/20/2020, $150.00	6,685,600

		Total United States (premiums received $21,756,871)	$37,165,360

		Total Equity Call Options (premiums received $21,756,871)	$37,165,360

		Equity Put Options – 0.03%
		United States – 0.03%
		Web Hosting / Design – 0.03%
31,027,000	437	Shopify Inc, Class A, 11/20/2020, $710.00	2,071,380

		Total United States (premiums received $4,718,168)	$2,071,380

		Total Equity Put Options (premiums received $4,718,168)	$2,071,380

		Total Equity Options (premiums received $26,475,039)	$39,236,740

		Total Written Options (premiums received $26,475,039)	$39,236,740

	ETF	Exchange Traded Fund

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF WRITTEN OPTIONS (Unaudited) (concluded)

Written Options - By Industry	June 30, 2020 Percentage of Net Assets (%)
Sector Fund - Technology	0.49
Web Hosting / Design	0.03

Total Written Options	0.52%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount (USD)	Maturity Date*		June 30, 2020 Unrealized Appreciation / Depreciation***

	Swap Contracts – 3.43%

	Total Return Swap Contracts - Appreciation – 3.59%
	Australia – 0.29%
	Commercial Banks Non-US – 0.29%
$ (30,668,260)	12/23/2024	Australia & New Zealand Banking Group Ltd	$7,620,247

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Australia & New Zealand Banking Group Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(18,326,514)	12/23/2024	Bank of Queensland Ltd	6,544,826

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Bank of Queensland Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.75%**.

(35,695,517)	12/23/2024	Westpac Banking Corp	7,265,200

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Westpac Banking Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$21,430,273

	Belgium – 0.04%
	Medical - Drugs – 0.04%
4,516,762	2/26/2024	Galapagos NV	2,626,298

		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Galapagos NV in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Belgium		$2,626,298

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2020 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	Brazil – 0.65%
	Commercial Services - Finance – 0.08%
$ (10,058,748)	1/29/2021	Cielo SA	$6,168,527

Agreement with Morgan Stanley, dated 01/30/2019 to deliver the total return of the shares of Cielo SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 12.75%**.

	Finance - Other Services – 0.02%
100,316,892	1/29/2021	B3 SA - Brasil Bolsa Balcao	1,207,780

Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA - Brasil Bolsa Balcao in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.

	Retail - Discount – 0.55%
97,989,118	1/29/2021	Magazine Luiza SA	40,977,333

Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of Magazine Luiza SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$48,353,640

	Japan – 0.18%
	Electric - Integrated – 0.02%
(3,537,655)	3/4/2024	Tokyo Electric Power Co Holdings Inc	1,766,466

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electric Power Co Holdings Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Office Automation & Equipment – 0.15%
(79,974,184)	3/4/2024	Canon Inc	3,456,422

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Canon Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2020 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)

	Japan (continued)

	Office Automation & Equipment (continued)
$ (5,927,879)	3/4/2024	Konica Minolta Inc	$1,500,553

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Konica Minolta Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(25,425,596)	3/4/2024	Ricoh Co Ltd	6,309,908

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

			11,266,883

	Photo Equipment & Supplies – 0.01%
(6,491,477)	3/4/2024	Nikon Corp	1,109,980

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nikon Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$14,143,329

	South Korea – 0.16%
	Electronic Components - Semiconductors – 0.16%
21,423,188	3/4/2024	Samsung Electronics Co Ltd	12,259,611

Agreement with Morgan Stanley, dated 03/02/2010 to receive the total return of the shares of Samsung Electronics Co Ltd in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.

	Total South Korea		$12,259,611

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2020 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)

	Spain – 0.57%

	Building - Heavy Construction – 0.57%
$ 27,155,413	2/26/2024	Cellnex Telecom SA	$42,581,838

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Cellnex Telecom SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Food - Retail – 0.00%
(419,840)	2/26/2024	Distribuidora Internacional de Alimentacion SA	296,477

Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 17.88%**.

	Total Spain		$42,878,315

	Taiwan – 0.06%

	Computers - Peripheral Equipment – 0.05%
(13,280,563)	3/4/2024	Innolux Display Corp	3,904,498

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.75%**.

	Electronic Components - Miscellaneous – 0.01%
(14,274,420)	3/4/2024	AU Optronics Corp	414,048

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AU Optronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.38%**.

	Total Taiwan		$4,318,546

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2020 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	United Kingdom – 0.20%
	Diversified Banking Institutions – 0.04%
$ (26,373,551)	12/11/2023	HSBC Holdings PLC	$3,280,930

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of HSBC Holdings PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Retail - Apparel / Shoes – 0.02%
(8,997,221)	12/11/2023	Next PLC	1,142,677

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Next PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Retail - Major Department Store – 0.14%
(16,603,269)	12/11/2023	Marks & Spencer Group PLC	10,727,223

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$15,150,830

	United States – 1.44%
	Private Equity – 0.35%
30,686,905	3/4/2024	Carlyle Group Inc	16,000,122

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Carlyle Group Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

47,405,377	3/4/2024	KKR & Co Inc	9,879,779

		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of KKR & Co Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

			25,879,901

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2020 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	United States (continued)
	Web Portals / ISP – 1.09%
$ 113,291,281	3/4/2024	Alphabet Inc, Class A	$81,639,749

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$107,519,650

	Total Return Swap Contracts - Appreciation ****		$268,680,492

	Total Return Swap Contracts - Depreciation – 0.16%
	Australia – 0.08%
	Commercial Banks Non-US – 0.08%
(52,032,570)	12/23/2024	Commonwealth Bank of Australia	5,568,933

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Commonwealth Bank of Australia in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$5,568,933

	Japan – 0.00%
	Electric Products - Miscellaneous – 0.00%
(1,767,511)	3/4/2024	Casio Computer Co Ltd	146,337

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Casio Computer Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Gas - Distribution – 0.00%
(11,595,444)	3/4/2024	Osaka Gas Co Ltd	137,753

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Osaka Gas Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$284,090

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2020 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	Switzerland – 0.01%

	Enterprise Software / Services – 0.01%
$ (13,621,297)	12/11/2023	Temenos AG	$593,304

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Temenos AG in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.

	Total Switzerland		$593,304

	Taiwan – 0.04%
	Semiconductor Components - Integrated Circuits – 0.04%
(8,501,564)	3/4/2024	United Microelectronics Corp	3,067,431

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.05%**.

	Total Taiwan		$3,067,431

	United Kingdom – 0.03%
	Enterprise Software / Services – 0.03%
9,851,913	12/11/2023	AVEVA Group PLC	2,415,671

Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of AVEVA Group PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Total United Kingdom		$2,415,671

	Total Return Swap Contracts - Depreciation *****		$11,929,429

	Total Swap Contracts, net		$256,751,063

*	Per the terms of the executed swap agreement, no periodic payments are made. A single payment is made upon the maturity of the Total Return Swap Contracts.
**

The financing rate is made up of the Daily Fed Funds Effective Rate plus a variable rate. The Daily
Fed Funds Effective Rate is the weighted average interest rate at which depository institutions
(banks and credit unions) trade federal funds (balances held at Federal Reserve Banks) with each other overnight. The variable rate indicated is as of June 30, 2020.

***

The value of the Total Return Swap Contracts is the same as the unrealized appreciation/
depreciation. For this reason the value has not been broken out separately. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts transactions.

****	Includes all Total Return Swap Contracts in an appreciated position.
*****	Includes all Total Return Swap Contracts in a depreciated position.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts - By Industry	June 30, 2020 Percentage of Net Assets (%)
Building - Heavy Construction	0.57
Commercial Banks Non-U.S	0.21
Commercial Services - Finance	0.08
Computers - Peripheral Equipment	0.05
Diversified Banking Institutions	0.04
Electric Products - Miscellaneous	0.00
Electric - Integrated	0.02
Electronic Components - Miscellaneous	0.01
Electronic Components - Semiconductors	0.16
Enterprise Software / Services	(0.04)
Finance - Other Services	0.02

Swap Contracts - By Industry	June 30, 2020 Percentage of Net Assets (%)
Food - Retail	0.00
Gas - Distribution	0.00
Medical - Drugs	0.04
Office Automation & Equipment	0.15
Photo Equipment & Supplies	0.01
Private Equity	0.35
Retail - Apparel / Shoes	0.02
Retail - Discount	0.55
Retail - Major Department Store	0.14
Semiconductor Components - Integrated Circuits	(0.04)
Web Portals / ISP	1.09

Total Swap Contracts	3.43%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2020 (Unaudited)

1.	Fair Value Measurement

ACAP Strategic Fund (the “Fund”) follows ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) for fair value measurement. ASC Topic 820 establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Over-the-counter financial derivative instruments, such as forward contracts and total return swaps, derive their values from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivative contracts that use valuation techniques and observable inputs as described above and in further detail below and have an appropriate level of market activity are categorized within Level 2 of the fair value hierarchy.

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the nine months ended June 30, 2020.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, the Schedule of Written Options and the Schedule of Swap Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC 820 fair value hierarchy levels as of June 30, 2020.

	Level 1	Level 2	Level 3	Balance June 30, 2020

Assets
Investment Securities
Common Stocks	$8,544,022,450	$-	$-	$8,544,022,450
Short-Term Securities	326,640,737	-	-	326,640,737
Purchased Options	413,738,083	3,009,481	-	416,747,564
Total Return Swap Contracts	-	268,680,492	-	268,680,492

Total Assets	$9,284,401,270	$271,689,973	$-	$9,556,091,243

Liabilities
Securities Sold, Not Yet Purchased
Common Stocks	$2,343,079,372	$-	$-	$2,343,079,372
Written Options	39,236,740	-	-	39,236,740
Total Return Swap Contracts	-	11,929,429	-	11,929,429

Total Liabilities	$2,382,316,112	$11,929,429	$-	$2,394,245,541

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2020 (Unaudited) (continued)

2.	Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Fund’s Board of Trustees (the “Board”).

Domestic and foreign exchange-traded equity securities (including listed warrants) traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their official closing price as reported on their primary exchange.

Domestic non-exchange traded equity securities are valued at their last reported price.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above, as well as dividends on the reference equity security and accrued swap interest since the day of opening the position.

Fixed income, including convertible bonds, is generally valued using an evaluated bid price provided by an independent pricing agent. Evaluated bid prices provided by the pricing agent may be determined without exclusive reliance on quoted bid prices and may reflect factors such as relative credit information, observed market movements, sector news, maturity, reported trade frequencies and other market data. Money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless the Adviser believes another valuation is more appropriate.

Options traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their last reported bid price as reported on such exchange(s). Non-exchange traded options and currency options are valued using a combination of observable inputs and models.

Forward contracts are traded on the over-the-counter market. Forward contracts are valued using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

When market quotations are not readily available, if a market quotation is “stale”, or when the valuation methods mentioned above are not reflective of the fair value of an asset or a liability, fair value will be determined in good faith based on observable and unobservable inputs relevant to the valuation of the asset under the oversight of the Board (“Fair Value Determination”).

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be subject to Fair Value Determination taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board. For the nine months ended June 30, 2020, no portfolio securities or liabilities were subject to Fair Value Determination.

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks

a.	Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated notional amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2020 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

a.	Total Return Swaps (continued)

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss generally consists of the net amount of payments that the Fund contractually is entitled to receive and/or the termination value at the end of the contract, which may be different than the amounts recorded on the Statement of Assets and Liabilities. Total return swaps are non-income producing instruments.

The Fund’s total return swap contract counterparty is Morgan Stanley & Co., Inc.

At June 30, 2020, the net amount of the fair value of the above-mentioned investments was $256,751,063.

b.	Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk.

At June 30, 2020, the fair value of the above-mentioned investments was $413,738,083.

c.	Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2020 (Unaudited) (concluded)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

c.	Foreign Currency Transactions (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the US dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

At June 30, 2020, the Fund held no positions of the above-mentioned investments.

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At June 30, 2020, the fair value of the currency options was $3,009,481.

4.	Federal Income Tax Information

During the year ended September 30, 2019, taxable gain differs from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses and loss deferrals on unsettled short positions; (3) net deferral of qualified late year losses; (4) deferred straddle losses; and (5) net operating losses.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short- term and/or long-term losses. As of September 30, 2019, the Fund had no capital loss carryovers available to offset possible future capital gains. Under federal tax law, capital loss realized after October 31, 2018 and certain ordinary losses realized after December 31, 2018 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended September 30, 2019, the Fund incurred and elected to defer qualified late-year ordinary loss of $161,862,279.

As of September 30, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income:	$—
Undistributed long-term capital gains:	162,915,426
Accumulated realized capital and other losses:	(161,862,279)
Net unrealized appreciation/depreciation:	1,417,551,214

Total	$1,418,604,361

As of June 30, 2020, the estimated aggregate unrealized appreciation and the aggregate cost of investment securities for tax purposes, including securities sold, not yet purchased, options, forward contracts and swap contracts were as follows:

Excess of value over tax cost (gross appreciation)	$2,120,289,997
Excess of tax cost over value (gross depreciation)	(230,507,044)

Net unrealized appreciation	$1,889,782,953

5.	Subsequent Events

The Fund has determined that no material events or transactions occurred subsequent to June 30, 2020 that would require recognition or disclosure in the Fund’s “Schedule of Investments.”